Long-Term Investments - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Investment [Line Items]
Cost method investments, carrying amount			¥ 28,451,000	$ 7,517	¥ 48,696,000
M87
Investment [Line Items]
Impairment on long-term investment		¥ 0
Yizhuang Venture Investment Fund
Investment [Line Items]
Impairment on long-term investment		0
Investment in an equity investee, percentage	27.694%		27.694%	27.694%	27.694%
Investment in an equity investee, addition	¥ 50,500,000	¥ 0	¥ 0